Income Taxes	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Taxes [Abstract]
Income Taxes
Note 15 - Income Taxes

A.	Deferred tax balances:

Tax balances presented in the statement of financial position:

	As of December 31
	2025	2024
	USD in thousands	USD in thousands
Current tax assets (liabilities):
Current tax assets	8,949	4,719
Current tax liabilities	(9,837)	(12,016)
Total current tax assets (liabilities)	(888)	(7,297)

Non-current tax assets (liabilities):
Deferred tax assets	4,692	10,744
Deferred tax liabilities	(77,688)	(41,792)
Total non-current tax assets (liabilities)	(72,996)	(31,048)

The composition of deferred tax assets (liabilities) is specified below:

	Balance as of January 1 2025	Recognized in the statement of income	Other comprehensive income	Balance as of December 31 2025
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Temporary differences:
Fixed assets	(35,375)	7,339	(13,187)	(41,223)
IFRS 16 – Leases	1,893	201	287	2,381
Financial instruments	(7,909)	(104)	2,027	(5,986)
Contingent consideration	(12,394)	-	-	(12,394)
Tax equity arrangement	(10,073)	(46,645)	-	(56,718)
Disposal groups classified as held for sale	1,801	(1,801)	-	-
Others	(7,912)	(5,467)	1,888	(11,491)
Total	(69,969)	(46,477)	(8,985)	(125,431)

Unused losses and tax benefits:
Tax losses	38,921	7,199	6,315	52,435
	38,921	7,199	6,315	52,435

Total	(31,048)	(39,278)	(2,670)	(72,996)

	Balance as of January 1 2024	Classification	Recognized in the statement of income	Other comprehensive income	Initial consolidation	Balance as of December 31 2024
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Temporary differences:
Fixed assets	(15,664)	(13,463)	(5,801)	87	(534)	(35,375)
IFRS 16 – Leases	1,475	59	361	(2)	-	1,893
Financial instruments	(12,319)	-	226	4,184	-	(7,909)
Contractual asset in respect of concession arrangements	(15,173)	15,173	-	-	-	-
Contingent consideration	(10,096)	-	(2,323)	25	-	(12,394)
Tax equity arrangement	-	-	(9,944)	(129)	-	(10,073)
Disposal groups classified as held for sale	-	1,801	-	-	-	1,801
Others	(14,387)	-	875	5,600	-	(7,912)
Total	(66,164)	3,570	(16,606)	9,765	(534)	(69,969)

Unused losses and tax benefits:
Tax losses	30,357	(3,570)	12,144	(10)	-	38,921
	30,357	(3,570)	12,144	(10)	-	38,921

Total	(35,807)	-	(4,462)	9,755	(534)	(31,048)

Deferred tax assets and liabilities are presented offset when the Company has a legally enforceable right to offset current tax assets against current tax liabilities, and when they pertain to income taxes levied by the same tax authority and the Company intends to settle the current tax assets and liabilities on a net basis.

B.	Total expenses (income) from income taxes which were recognized in the statement of income:

	For the year ended December 31
	2025	2024	2023
	USD in thousands	USD in thousands	USD in thousands
Current taxes:
Current tax expenses	4,597	13,747	17,715
Prior year taxes	-	66	(1,595)
Total current taxes	4,597	13,813	16,120

Deferred taxes:
Deferred tax expenses in respect of the creation and reversal of temporary differences	46,907	16,606	11,241
Prior year taxes	-	(1,303)	-
Expenses (income) from the creation of deferred taxes in respect of losses and unused tax benefits	(7,629)	(10,841)	1,067
Total deferred taxes	39,278	4,462	12,308

Total expenses from income taxes	43,875	18,275	28,428

C.	Reconciliation between the theoretical tax on the pre-tax profit and the tax expense

Presented below is an adjustment between the tax amount which would have applied had all of the income and expenses, profit and loss in the statement of income been taxable according to the statutory tax rate, and the amount of income tax which was carried to the statement of income:

	For the year ended December 31
	2025	2024	2023
	USD in thousands	USD in thousands	USD in thousands
Profit before income taxes from continuing operations	204,577	84,780	126,469
Primary tax rate of the Company	23%	23%	23%
Tax calculated according to the Company’s primary tax rate	47,053	19,499	29,088

Additional tax (tax saving) in respect of:
No controlling share in the profits / losses of investee partnerships	(3,175)	(1,779)	(1,653)
Different tax rate of foreign subsidiaries	(611)	(2,557)	(2,080)
Non-deductible expenses	2,328	2,302	1,662
Exempt income	(7,016)	(390)	(1,282)
Utilization of tax losses and benefits from prior years	2,243	1,126	924
Temporary difference in respect of subsidiaries for which deferred taxes were not recognized	1,737	1,537	3,433
Change in taxes in respect of previous years	-	(1,420)	(1,847)
Others	1,316	(43)	183
Total income taxes from continuing operations as presented in profit or loss	43,875	18,275	28,428

D.	Carryforward losses

The Company’s balance of carryforward losses as of December 31, 2025 was approximately USD 272 million; Deferred taxes were not created in respect of a loss in the amount of USD 9 million.

E.	Details regarding the Group’s tax environment

(1)	Presented below are the tax rates which were relevant to the Group’s activity in Israel during the years 2024-2025:

2024 - 23%
2025 - 23%

(2)	Taxation of subsidiaries outside of Israel:

Subsidiaries which are incorporated outside of Israel are assessed according to the tax laws in the countries where they are domiciled. The main tax rates which applied to the main subsidiaries incorporated outside of Israel are:

•	Entities incorporated in Croatia: The corporate tax rate which applies to the Company’s activity in Croatia is 18%.

•	Entities incorporated in Serbia: The corporate tax rate which applies to the Company’s activity in Serbia is 15%.

•	Entities incorporated in Hungary: The corporate tax rate which applies to the Company’s activity in Hungary is 9%.

•	Entities incorporated in Sweden: The corporate tax rate which applies to the Company’s activity in Sweden is 20.6%.

•	Entities incorporated in Kosovo: The corporate tax rate which applies to the Company’s activity in Kosovo is 10%.

•	Entities incorporated in Spain: The corporate tax rate which applies to the Company’s activity in Spain is 25%.

•	Entities incorporated in the United States: The federal tax rate is 21%, and the state tax rate depends on the project’s location.

•	Entities incorporated in Italy: The corporate tax rate is 24%, and the state tax rate depends on the project’s location.

•	Entities incorporated in Poland: The corporate tax rate which applies to the Company’s activity in Poland is 19%.

(3)	Tax procedures

The Company is currently under audit by the Israeli Tax Authority (the “ITA”) for the tax years 2020–2023. The ITA has issued tax assessments with respect to these years. The Company believes, based on professional advice, that it has strong arguments against the assessments. Although the Company and its professional advisors are unable to estimate the outcome of these proceedings, the Company does not expect the results to have a material impact on its financial statements.